Lease Operations Lease Operations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Operating Leases Lease Revenue Net	$ 89	$ 14	$ 14
Operating Leases of Lessor Contingent Rentals Received	$ 1	$ 0